Filed Pursuant to Rule 497(k)
1933 Act File No. 002-93131
1940 Act No. 811-04044

Summary Prospectus

April 28, 2025

(As Amended and Restated September 22, 2025)

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus, reports to shareholders, and other information about the Fund, including the statement of additional information and the most recent annual and semi-annual reports to shareholders, online at https://www.parnassus.com/literature-and-forms/fund-information. You can also get this information at no cost by calling (800) 999-3505 or by sending an email request to shareholder@parnassus.com. The Fund’s prospectus and statement of additional information, both dated April 28, 2025 as Amended and Restated September 22, 2025, as may be supplemented from time to time, are incorporated by reference into this summary prospectus.

Summary Prospectus • 2025

Parnassus Mid Cap Fund

Investment Objective

The Parnassus Mid Cap Fund has the overall investment objective of capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Parnassus Mid Cap Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Parnassus Mid Cap Fund

Annual Fund Operating Expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Institutional Shares

Management Fees	0.71	0.71

Distribution (12b-1) Fees	None	None

Other Expenses	0.24	0.07

Service Fees	0.17	None

All Remaining Other Expenses	0.07	0.07

Total Annual Fund Operating Expenses	0.95	0.78

Expense Reimbursement	0.00	0.03

Total Annual Fund Operating Expenses After Expense Reimbursement(1)	0.95	0.75

1 The investment adviser has contractually agreed to reimburse the Fund for expenses to the extent necessary to limit total annual fund operating expenses to 0.95% of net assets for the Parnassus Mid Cap Equity Fund—Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Equity Fund—Institutional Shares. This agreement will not be terminated prior to May 1, 2026 and may be continued indefinitely by the investment adviser on a year-to-year basis.

For additional information about the Parnassus Mid Cap Fund’s expenses, please see “Financial Highlights” in the prospectus.

Example

This example is intended to help you compare the cost of investing in the Parnassus Mid Cap Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years

Investor Shares	$97	$303	$525	$1,166

Institutional Shares	$77	$246	$430	$963

Portfolio Turnover

The Parnassus Mid Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43.6% of the average value of its portfolio.

Principal Investment Strategies

The Parnassus Mid Cap Fund normally invests at least 80% of its net assets (plus borrowings for investment purposes) in mid-sized companies. The Fund considers a mid-sized company to be one that has a market capitalization between that of the smallest and largest constituents of the Russell Midcap® Index (which was between $2.4 billion and $51.8 billion as of April 30, 2024) measured at the time of purchase. The Russell Midcap® Index includes approximately 800 of the smallest companies in the Russell 1000® Index. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company’s market capitalization grows or falls outside the ranges of the Russell Midcap® Index, which are subject to change. The Fund may normally invest up to 20% of its net assets in smaller- and larger-capitalization companies. The portfolio managers focus on seeking downside protection. The Fund invests mainly in domestic stocks of companies that are financially sound and have good prospects for the future, and may invest up to 20% of its assets in foreign securities of similar companies. The Fund may purchase foreign securities directly on foreign markets.

Summary Prospectus • 2025

Using a value-oriented investment process, the Fund seeks to invest in equity securities that have the potential for long-term capital appreciation. To determine a company’s prospects, the Fund’s investment adviser, Parnassus Investments, LLC (the “Adviser”) reviews the company’s income statement, cash flow statement and balance sheet, and analyzes the company’s sustainable strategic advantage and management team. Upon initial investment, a company’s stock must be trading below its intrinsic value, which means that the Adviser seeks to purchase stock trading at a discount to the Adviser’s assessment of the company’s estimated value. As part of the Adviser’s investment approach, the Adviser seeks to invest in companies with sustainable business practices, in alignment with our investment philosophy, as we believe these factors are relevant to our assessment of quality and the risk-return profiles of companies in the Funds. The Fund will evaluate whether it will continue to hold or sell a security if the Adviser believes a company’s fundamentals will deteriorate, if it believes a company’s stock has little potential for appreciation or if the company no longer meets the Adviser’s sustainable investment expectations and the Adviser does not believe it is an appropriate investment for the Fund following such changes.

Principal Risks

All investments involve risk, and investing in the Parnassus Mid Cap Fund is no exception. You could lose money investing in the Fund. The likelihood of loss may be greater if you invest for a shorter period of time. The Fund is intended for investors who can accept that there will be fluctuations in value. Investments in the Fund are not deposits, endorsements or guarantees of any bank and are not insured by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s principal risks include the following:

∎

Stock Market Risk. The Fund invests in common stocks, whose prices fluctuate in response to the fortunes of individual companies and in response to general market and economic conditions both in the U.S. and abroad. In the past decade, financial markets throughout the world have experienced increased volatility, decreased liquidity and heightened uncertainty, including risks associated with rising inflation, trade tensions, ongoing armed conflicts, such as between Ukraine and Russia in

Europe and among Israel, Hamas, and other militant groups in the Middle East or elsewhere, and the impact of epidemic and pandemic diseases. Additionally, risks associated with volatility and disruptions in the banking sector (including bank failures), interest rate increases, political events, rising government debt in the U.S. and the possibility of a national or global recession could affect the economies of many nations, including the United States, in ways that cannot be foreseen at the present time, and may adversely impact the markets in which the Fund invests. The Fund’s holdings can vary significantly from broad stock market indices.

∎

Equity Securities Risk. The Fund may invest in equity securities including common stocks, which include the common stock of any class or series of domestic or foreign corporations or any similar equity interest, such as a trust or partnership interest. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests. These investments may or may not pay dividends and may or may not carry voting rights. Common stock occupies the most junior position in a company’s capital structure.

∎

Small- and Mid-Capitalization Company Risk. The Fund invests primarily in mid-capitalization companies and may also invest in small- capitalization companies, both of which can be particularly sensitive to changing economic conditions since they do not have the financial resources or the well-established businesses of large-capitalization companies. Relative to the stocks of large-capitalization companies, the stocks of small- and mid-capitalization companies are often thinly traded, and purchases and sales may result in higher transaction costs. Also, smaller capitalization companies tend to perform poorly during times of economic stress.

∎

Management Risk. The investment process used by the Adviser to select securities for the Fund’s investment portfolio may not prove effective, and the Adviser’s judgments about the attractiveness, value and potential appreciation of the Fund’s investments may prove to be incorrect in that the investments chosen by the Adviser may not perform

Summary Prospectus • 2025

as anticipated. Certain risks are inherent in the ownership of any security, and there is no assurance that the Fund’s investment objective will be achieved.

∎

Sustainable Business Practice Risk. Sustainable business risk refers to the risk stemming from investing in companies with sustainable business practices. The Fund seeks to invest in quality companies with sustainable business practices and to avoid investments in companies that do not meet its quality expectations. The Adviser evaluates sustainable business factors primarily based on sector relevance and business conduct. Examples of factors the Adviser may consider in evaluating companies include but are not limited to: climate related risk, product safety and quality, human capital management, environmental impacts of operations and products, community and stakeholder impacts, supply chain practices and corporate governance. This may affect the Fund’s exposure to certain companies or industries and cause the Fund to forego certain investment opportunities.

∎

Foreign (Non-U.S.) Securities Risk. The Fund may invest up to 20% of its assets in foreign securities. Foreign markets can be more volatile and less liquid than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Policy, economic and legislative changes in foreign countries and the U.S., and other events affecting global markets, such as international conflicts and wars, epidemic and pandemic diseases and the imposition of sanctions, tariffs or other governmental restrictions may contribute to decreased liquidity and increased volatility in the financial markets. There may be less information publicly available about non-U.S. issuers and their securities, and those issuers may be subject to lower levels of government regulation and oversight. Further, foreign companies may be subject to significantly higher levels of taxation than U.S. companies, including potentially confiscatory levels of taxation, thereby reducing the earnings potential of such foreign companies. Substantial withholding or other taxes may also apply to distributions from foreign companies and/or on gains realized from the sale of stock in foreign companies. Currency exchange rate fluctuations may negatively affect investments denominated in foreign currencies and any income received or expenses paid by the Fund in a foreign currency.

The Fund generally will not hedge its perceived foreign currency exposure back into the U.S. dollar and therefore the Fund is considered to be currency unhedged.

∎

American Depositary Receipts (ADR) Risk. ADRs are receipts, issued by depository banks in the United States, for shares of a foreign-based company that entitle the holder to dividends and capital gains on the underlying security. ADRs may be sponsored or unsponsored. In a sponsored ADR arrangement, the foreign issuer assumes the obligation to pay some or all of the depositary’s transaction fees. Under an unsponsored ADR arrangement, the foreign issuer assumes no obligations and the depositary’s transaction fees are paid directly by the ADR holders. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR issuer will continue to offer a particular ADR. As a result, the Fund may have difficulty selling the ADR or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading.

∎

Tax Law Change Risk: Tax law is subject to change, possibly with retroactive effect, or to different interpretations. For example, Congress continues to consider substantial changes to U.S. federal income tax laws, and some with retroactive effect, that could result in substantial adverse U.S. federal income tax consequences to the Fund and its shareholders. Any future changes are highly uncertain, and the impact on the Fund or its shareholders cannot be predicted. Prospective shareholders should consult their own tax advisors regarding the impact to them of possible changes in tax laws.

Performance Information

The bar chart and table that follow contain information that allows you to evaluate the Parnassus Mid Cap Fund’s performance using several measures, such as yearly changes in performance, best and worst quarterly returns, and average annual total returns before and after taxes compared to a broad measure of market performance. The bar chart shows the performance of the Fund’s Investor Shares, and the performance of the

Summary Prospectus • 2025

Fund’s Institutional Shares will differ from those shown to the extent that the classes of shares do not have the same expenses or inception date. How the Fund performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website, www.parnassus.com, or by calling toll-free at (800) 999-3505.

During the ten-year period shown in the bar chart, the highest return for a quarter was 19.9% (quarter ended June 30, 2020), and the lowest return for a quarter was a loss of 23.6% (quarter ended March 31, 2020).

Following is a table comparing the performance of the Parnassus Mid Cap Fund’s two share classes with that of the Russell Midcap® Index and Russell 1000® Index (see “Index Descriptions” in the prospectus). Figures are average annual returns for one-, five- and ten-year periods ended December 31, 2024. The table is intended to demonstrate the risk of investing in the Fund by showing how the Fund’s average annual total returns, before and after taxes, compare with a broad measure of market performance, the Russell Midcap® Index and Russell 1000® Index, and also how the Fund’s performance varies from year to year.

Annual Total Returns (%)

Parnassus Mid Cap Fund
40%
30%
20%
10%
0%
-10%
-20%
-30%
-0.87
16.07
15.79
-6.64
28.75
14.88
16.39
-21.56
12.67
9.99
2015
2016
2017
2018
2019
2020
2021
2022
2023
2024

Parnassus Mid Cap Fund

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Investor Shares

Return Before Taxes	9.99	5.38	7.61

Return After Taxes on Distributions	7.01	4.20	6.40

Average Annual Total Returns (%)
(all periods ended December 31, 2024)

	One Year	Five Years	Ten Years

Return After Taxes on Distributions and Sale of Fund Shares	7.03	4.03	5.85

Institutional Shares

Return Before Taxes	10.21	5.61	7.84

Russell Midcap® Index (reflects no deduction for fees, expenses or taxes)	15.34	9.92	9.63

Russell 1000® Index (reflects no deduction for fees, expenses or taxes)	24.51	14.28	12.87

The after-tax returns are calculated using the historical highest individual stated federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s individual tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares. After-tax returns are shown for Investor Shares only. After-tax returns for Institutional Shares will vary.

Parnassus Mid Cap Fund—Institutional Shares were incepted on April 30, 2015. Performance shown prior to the inception of the Institutional Shares reflects the performance of the Parnassus Mid Cap Fund—Investor Shares and includes expenses that are not applicable to and are higher than those of the Institutional Shares.

The Adviser

Parnassus Investments, LLC is the investment adviser to the Parnassus Mid Cap Fund. For more information on the Adviser, please see “Management of the Funds” in the prospectus and “The Adviser” in the statement of additional information (“SAI”).

Portfolio Managers

The Portfolio Managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Lori A. Keith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served in this capacity since 2008.

Ian E. Sexsmith is a Portfolio Manager of the Parnassus Mid Cap Fund and has served in this capacity since January 1, 2024.

For more information, please see “Management of the Funds” in the prospectus and “Portfolio Managers” in the SAI.

Summary Prospectus • 2025

Additional Summary Information

Purchase and Sale of Fund Shares

The minimum initial purchase for the Investor Shares is $2,000 per Fund, with a minimum of $500 per Fund for certain custodial accounts and IRAs. The minimum initial purchase for the Institutional Shares is $100,000. The minimum subsequent investment is $50 per Fund. After making an initial investment, the minimum investment in an automatic investment plan is $50 per Fund.

You may redeem and purchase shares of a Fund each day the New York Stock Exchange (“NYSE”) is open. You may redeem or purchase Fund shares online through our website at www.parnassus.com, by mail (Parnassus Funds, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, OH 45246), or by telephone at (800) 999-3505. Investors who wish to redeem or purchase shares through a broker-dealer or other financial intermediary should contact the intermediary regarding the hours during which orders may be placed.

For additional information, please see “Investing with Parnassus Funds” on page 32 of the prospectus.

Tax Information

The Funds’ distributions generally will be taxable to you as ordinary income or capital gains, whether they are paid in cash or reinvested in Fund shares, unless you invest through a tax-advantaged arrangement, such as a 401(k) plan or an individual retirement account, in which case such distributions may be taxable upon withdrawal from such arrangement.

Financial Intermediary Compensation

If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

For additional information, please see “Distributor and Distribution Agreement,” “Shareholder Servicing Plan” and “Additional Marketing and Support Payments” in the SAI.

Investment Adviser

Parnassus Investments

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

You can obtain additional information about each of the Funds in the statement of additional information (SAI) dated April 28, 2025 as Amended and Restated September 22, 2025, which has been filed with the Securities and Exchange Commission (SEC) and is incorporated in this prospectus by reference (namely, it legally forms a part of the prospectus). Additional information about each Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders and in Form N-CSR. The Funds also publish an annual and a semiannual report each year that discuss the Funds’ holdings and how recent market conditions as well as the Funds’ investment strategies affected performance. In Form N-CSR, you will find each Fund’s annual and semi-annual financial statements. For a free copy of any of these documents or to ask questions about the Funds, call the Parnassus Funds at (800) 999-3505.

The Funds make available the SAI, the annual and semiannual reports, and other information, such as Fund financial statements, free of charge, on their Internet website (http://www. parnassus.com). The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The Investment Company Act File Number for Parnassus Funds II is 811-06673. The Investment Company Act File Number for Parnassus Funds is 811-04044.

1 Market Street, Suite 1600, San Francisco, CA 94105 | (800) 999-3505 | www.parnassus.com